INCOME TAXES INCOME TAXES (Balance Sheets Display Net Deferred Income Tax Liability) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Disclosure Income Taxes Balance Sheets Display Net Deferred Income Tax Liability [Abstract]
Deferred Income Taxes - Current Assets	$ 102	$ 71
Deferred Tax Liabilities, Gross, Noncurrent	(492)	(428)
Deferred Tax Liabilities, Net	$ (390)	$ (357)